Right of Use Assets and Lease Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Right of use assets
Beginning Balance	$ 16,413
Net additions	19,682
Impairment loss	(1,210)
Depreciation expense for the period	(6,900)
Ending Balance	27,985
Lease Liabilities
Beginning Balance	16,668
Net additions	18,365
Cash outflows in the period	(7,449)
Accretion (Interest) expense for the period ended	2,189
Ending Balance	29,773
Current	(5,729)	$ (2,194)
Non-current	$ 24,044	$ 14,474